Key Management Personnel Remuneration	12 Months Ended
Jan. 31, 2018
Details of key management personnel remuneration [Abstract]
Disclosure of information about key management personnel [text block]
27	Key Management Personnel Remuneration

Key management personnel remuneration included within employee expenses for the period is shown below:

	For the Year	For the 7
	Ended	Months Ended	For the Year	For the Year
	31 January	31 January	Ended 30 June	Ended 30 June
	2018	2017	2016	2015
	NZ$	NZ$	NZ$	NZ$
Short-term employee benefits	1,742,530	1,492,015	1,751,710	2,039,156
	1,742,530	1,492,015	1,751,710	2,039,156